Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS
SM
BlackRock Total Emerging Markets Fund
Supplement dated November 12, 2020 to the Summary Prospectus,
Prospectus and Statement of Additional Information of the Fund,
each dated August 28, 2020
On November 10, 2020, the Board of Trustees of BlackRock Funds
SM
(the “Trust”), on behalf of its series, BlackRock Total Emerging Markets Fund (the “Fund”), approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on February 11, 2021, the Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about February 18, 2021 (the “Liquidation Date”), all of the assets of the Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, the Fund may deviate from its investment objective and principal investment strategies.
Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BlackRock Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS
SM
BlackRock Total Emerging Markets Fund
Supplement dated November 12, 2020 to the Summary Prospectus,
Prospectus and Statement of Additional Information of the Fund,
each dated August 28, 2020
On November 10, 2020, the Board of Trustees of BlackRock Funds
SM
(the “Trust”), on behalf of its series, BlackRock Total Emerging Markets Fund (the “Fund”), approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on February 11, 2021, the Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about February 18, 2021 (the “Liquidation Date”), all of the assets of the Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, the Fund may deviate from its investment objective and principal investment strategies.
Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.